Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.
Commitments and contingencies
A.
Commitments

Dividend on preferred stock

As of December 31, 2023, no shares of convertible preferred stock were outstanding. In view of losses, cumulative dividend of $477,101 in respect of Preferred stock of Roadzen (DE) (Series A and A1 stock) was not provided as of March 31, 2023.

B.
Leases - Accounted as per ASC 842 for the Period Ended December 31, 2023

Operating leases

The Company leases office space under non-cancelable operating lease agreements, which expire on various dates through April 2031. Some property leases contain extension options exercisable by the Company. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expenses for operating leases for the period ended December 31, 2023 was $69,489. The components of lease cost for the period ended December 31, 2023 are summarized below:

i)
The following tables presents the various components of lease costs:

Particulars	For the period ended December 31, 2023
Lease :
Operating lease cost	54,133
Short-term lease cost	15,356
Total lease cost	69,489

ii)
The following table presents supplemental information relating to the cash flow and non cash flows arising from lease transactions. Cash payments related to short-term leases are not included in the measurement of operating liabilities, and, as such, are excluded from the amounts below.

Particulars	For the period ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	59,437
Right-of-use assets obtained in exchange for lease obligations:
Operating Assets	557,117

iii)
Balance sheet information related to leases is as follows:

Particulars	As of December 31, 2023
Operating Leases:
Operating Lease ROU Asset, net	868,391
—
Short term liabilities	423,710
Long term liabilities	246,743
Total operating lease liabilities	670,453

iv)
Weighted Average Remaining Lease Term (In years)

As of December 31, 2023
Operating leases	5.20

v)
Weighted Average Discount Rate

As of December 31, 2023
Operating leases	12.72%

vi)
Maturities of lease liabilities were as follows:

Particulars	Lease Liabilities (USD)*
For Period Ended December 31 2023
2024	436,030
2025	122,249
2026	124,193
2027	67,548
2028	12,472
Thereafter	33,577
Total Lease Payments	796,069
Less: Imputed Interest	(125,616)
Total	670,453

* The lease liabilities are translated into U.S. Dollars using the closing rate for the period ended December 31, 2023

C.
Litigation and loss contingencies

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, “Legal Proceedings”) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending Legal Proceedings that the Company believes will have a material adverse impact on the business or consolidated financial statements.

D.
Indemnifications

In the ordinary course of business, the Company enters into contractual arrangements under which the Company agrees to provide indemnification of varying scope and terms to customers, business partners, and other parties with respect to certain matters, including losses arising out of intellectual property infringement claims made by third parties, if the Company has violated applicable laws, if the Company is negligent or commits acts of willful misconduct, and other liabilities with respect to its products and services and its business. In these circumstances, payment is typically conditional on the other party making a claim pursuant to the procedures specified in the particular contract. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in its consolidated financial statements.

19.
Commitments and contingencies
A.
Commitments

The Company has entered into binding share purchase agreement to acquire Global Insurance Management Limited and its subsidiary (incorporated in England) and National Automobile Club (incorporated in United States of America) for a base purchase consideration of £5,000,000 and $1,750,000 respectively. The base purchase consideration will be adjusted for closing date working capital and other certain adjustments as per the respective share purchase agreement.

Dividend on Preferred stock

In view of losses, cumulative dividend in respect of Preferred stock (Series A and A1 stock) not provided for $477,101 and $357,885 as of March 31, 2023 and 2022, respectively.

B.
Leases - Accounted as per ASC 842 for the Financial Year Ended March 31, 2023

Operating leases

The Company leases office space under non-cancellable operating lease agreements, which expire on various dates through April 2031. Some property leases contain extension options exercisable by the Company. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. The components of lease cost for the year ended March 31, 2023, is summarized below:

Rent expense for operating leases for the year ended March 31, 2023, was $221,166.

i)
The following table presents the various components of lease costs:

Particulars	For the year ended March 31, 2023
Lease:
Operating lease cost	221,166
Short-term lease cost	41,212
Total lease cost	262,378

ii)
The following table presents supplemental information relating to the cash flow and non cash flows arising from lease transactions. Cash payments related to short-term leases are not included in the measurement of operating liabilities, and, as such, are excluded from the amounts below.

Particulars	For the year ended March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	206,823
Right-of-use assets obtained in exchange for lease obligations:
Operating Assets	732,658

iii)
Balance sheet information related to leases are as follows:

Particulars	March 31, 2023
Operating Leases:	—
Operating Lease ROU Asset, net	545,988
Other current liabilities	208,697
Operating lease liabilities	360,306
Total operating lease liabilities	569,003

iv)
Weighted Average Remaining Lease Term (In years)

Particulars	As of March 31, 2023
Operating Leases:	5.71

v)
Weighted Average Discount Rate

Particulars	As of March 31, 2023
Operating Leases:	15.26%

vi)
Maturities of lease liabilities were as follows:

Particulars	Lease Liabilities (USD)
For Year Ended March 31:
2024	224,770
2025	180,959
2026	130,928
2027	129,542
2028	47,418
Thereafter	56,313
Total Lease Payments	769,930
Less: Imputed Interest	(200,928)
Total	569,003

* The lease liabilities are translated into USD using the closing rate for the year ended March 31, 2023

Leases Accounted under ASC 840 for the year ended March 31, 2022:

Operating leases

The Company leases office space under non-cancellable operating lease agreements, which expire on various dates through September 2028. Certain lease agreements include options to renew or terminate the lease, which are not reasonably certain to be exercised and therefore are not factored into the determination of lease payments.

Rent expense for operating leases for the years ended March 31, 2022, was $ 141,832.

c)
Litigation and loss contingencies

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, Legal Proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labour and employment rights, privacy, and contractual rights. There are no currently pending Legal Proceedings that the Company believes will have a material adverse impact on the business or consolidated financial statements.

d)
Indemnifications

In the ordinary course of business, the Company enters into contractual arrangements under which the Company agrees to provide indemnification of varying scope and terms to customers, business partners, and other parties with respect to certain matters, including losses arising out of intellectual property infringement claims made by third parties, if the Company has violated applicable laws, if the Company is negligent or commits acts of willful misconduct, and other liabilities with respect to its products and services and its business. In these circumstances, payment is typically conditional on the other party making a claim pursuant to the procedures specified in the particular contract. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in its consolidated financial statements.